Nature of Business (Detail Narrative) - USD ($) $ in Millions	2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Nature of Business
Net loss attributable to shareholders		$ 9.2	$ 3.6	$ 5.8	$ 6.7
Net proceeds from the sale of securities		6.0
Accumulated deficit		60.8		(51.6)
Cash and cash equivalents		4.6
Current Liabilities		$ 1.5
Aggregate offering value				$ 10.3
Additional proceed from direct offerings	$ 4.5